RELATED PARTY TRANSACTIONS	6 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Effective August 5, 2021, the Eighth Judicial District Court of Clark County, Nevada granted a motion to bar any asserted and unasserted claims against the assets of the Company prior to the date of judgment. In connection with the court’s ruling on August 5, 2021, relieving the Company of its obligations on past debts, the principal and accrued interest related to all notes due by the Company prior to August 5, 2021 (with the exception of the transactions noted below with a current officer of the Company) have been recorded as a contribution of capital in equity due to the prior related party nature of the note.

On December 16, 2020, the Company issued an unsecured promissory note in principal amount of $5,100 to an officer of the Company. The note is non-interest bearing and due on demand.

On February 14, 2022, an officer of the Company transferred 8.5 Ethereum cryptocurrency (ETH) from a personal digital wallet to the Company’s digital wallet. The ETH transferred was valued at $24,955 on the date of the transaction and recorded as a note payable. The note is unsecured, non-interest bearing note and due on demand.